Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended
		Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Net book value		$ 58,212	$ 51,634
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Net book value			45,239
Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Net book value		46,875
Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Net book value		10,400	5,510
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book value		704	777
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value		233	$ 108
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		53,854
Additions		7,220
Transfers	[1]
Ending balance		61,074
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance		45,239
Additions
Transfers	[1]	(45,239)
Ending balance
Gross carrying amount [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions		1,994
Transfers	[1]	45,239
Ending balance		47,233
Gross carrying amount [member] | Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,076
Additions		4,991
Transfers	[1]
Ending balance		12,067
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,396
Additions		22
Transfers	[1]
Ending balance		1,418
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		143
Additions		213
Transfers	[1]
Ending balance		356
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,220
Depreciation		642
Ending balance		2,862
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation
Ending balance
Accumulated depreciation and amortisation [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation		358
Ending balance		358
Accumulated depreciation and amortisation [member] | Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,566
Depreciation		101
Ending balance		1,667
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		619
Depreciation		95
Ending balance		714
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		35
Depreciation		88
Ending balance		$ 123

[1]	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.